Subsequent events - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Grants (in shares)		0
Subsequent event | Time-Based Restricted Stock Units | Consulting Services [Member]
Subsequent Event [Line Items]
Grants (in shares)	12,000
Fai value	$ 29,000
Vesting percentage	100.00%
Subsequent event | Time-Based Restricted Stock Units | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Grants (in shares)	51,583
Fai value	$ 124,000
Vesting percentage	33.34%
Vesting period	3 months
Subsequent event | Time-Based Restricted Stock Units | Board of Directors Chairman [Member] | Maximum
Subsequent Event [Line Items]
Vesting period	1 year
Subsequent event | Performance-Based Restricted Stock Units | Consulting Services [Member]
Subsequent Event [Line Items]
Grants (in shares)	25,000
Fai value	$ 60,000